BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BUSINESS COMBINATIONS

NOTE 4 — BUSINESS COMBINATIONS

During 2022, the Company acquired Education Angels, University of Antelope Valley, E-Squared Education, Property and Mastermind Networks Limited and Revealed Films. The Company used the income approach for the valuation of the acquired intangible assets, the contingent consideration and the options issued.

To account for the acquisition intangibles the Company used the following valuation methods:

Trade Names, Trademarks, Domain Names and Licenses: In determining the fair values a present value technique known as the relief-from-royalty method was used. The premise of this valuation method is that if the trade names, trademarks, domain names, and licenses were licensed to an unrelated party, the unrelated party would pay a percentage of revenue for use of the them. The trade names, trademarks, domain names, and license owner is, however, spared this cost. The present value of these cost savings over time, or relief from royalty, represents the value.

Customer Relationships: The fair value of the customer relationships was determined utilizing a present value technique involving a discounted cash flow analysis. This method is based on the notion that the value of a customer contract and related customer relationship is equal to the incremental after-tax cash flows attributable to the customer contract and related customer relationship after deductions and charges for the economic return on contributory assets such as working capital, fixed assets and other identifiable intangible assets such as an assembled workforce

To account for the Options and Top Up Consideration for the acquisitions the Company used the following valuation methods:

Top Up Consideration (excluding Revealed Films) and the Call Option: The fair values of each was determined utilizing monte carlo simulations to simulate the potential payoffs. A monte carlo simulation is a problem solving technique used to approximate the probability of certain outcomes by running multiple trial runs, called simulations, using random variables.

Put Option: The fair value of the put option was determined using a closed-form option pricing model commonly referred to as the Black-Scholes option pricing model.

Revealed Films Top Up Consideration: The fair value was determined utilizing a present value technique involving a discounted cash flow analysis.

Genius Group Ltd.’s Acquisition of Education Angels

On April 30, 2022, Genius Group Limited acquired 100% of the voting equity interest of Education Angels for $1,918,700 of purchase consideration, made up of 333,687 of Genius Group Ltd ordinary shares. Education Angels operates in New Zealand and provides early education learning services in New Zealand. The Company utilized an independent third-party to determine the fair value of the acquired intangible assets, fair value of earn outs, and the fair value of options.

Below is a summary of the preliminary allocation of the purchase consideration to the fair value of the assets and liabilities associated with Education Angels at acquisition.

Amount
Purchase Price
Value of shares	$1,918,700
Less: acquired cash	(26,940)
Purchase price, net of acquired cash	1,891,760
Prepaid expenses and other current assets	(113,413)
Property and equipment	(69,637)
Intangible assets	(1,640,000)
Accounts payable, accrued expenses and other liabilities	804,842
Deferred tax liability	549,718
Goodwill	$1,423,270

The acquired intangible assets are as follows

Amount
Trade names, trademarks, domain names and licenses	$1,640,000

Genius Group Limited’s Acquisition of Property Investors Network

On April 30, 2022, Genius Group Limited acquired 100% of the voting equity interest of Property Investors Network, and its wholly owned subsidiaries, for $29,655,000 of purchase consideration, made up of 2,959,518 of Genius Group Limited ordinary shares for $17,017,000, $1,837,000 in cash, $701,000 in top up consideration payable if the 2x revenue or 10x EBITDA in 2022, 2023 or 2024 exceeds the purchase price or the previous year’s consideration; the difference between the value will be paid in additional consideration by 90% in shares and 10% in cash and $10,100,000 in call options. The Company has issued a call option to the seller of Property Investors Network which allows the seller to exercise the call option to repurchase the company from the buyer, if the value of Company’s shares held by the seller is below GBP 10.2 million. The validity of such option is one year from the first anniversary of the acquisition close date. The Company utilized an independent third-party to determine the fair value of the acquired intangible assets, fair value of earn outs, and the fair value of options. Property Investors Network is a United Kingdom based entity which delivers events and education programs to the property investors.

Below is a summary of the preliminary allocation of the purchase consideration to the fair value of the assets and liabilities associated with Property Investors network at acquisition.

Amount
Purchase price
Value of shares	$17,017,000
Cash	1,837,000
Top-up share options	701,000
Call / Put option	10,100,000
Total purchase price	29,655,000
Less: acquired cash	(347,952)
Purchase price, net of acquired cash	29,307,048
Accounts receivable	(461,249)
Prepaid expenses and other current assets	(6,111,957)
Property and equipment	(24,994)
Intangible assets	(4,980,000)
Accounts payable, accrued expenses and other liabilities	2,833,718
Deferred tax liability	1,171,555
Goodwill	$21,734,121

The acquired intangible assets are as follows

Amount
Trade names, trademarks, domain names and licenses	$4,900,000
Customer relationship	80,000
Total	$4,980,000

Genius Group Limited’s Acquisition of E-Square

On May 31, 2022, Genius Group Limited acquired 100% of the voting equity interest of E-Square, and its wholly owned subsidiaries, for $3,845,000 of purchase consideration, made up of 328,236 of Genius Group Ltd ordinary shares for $2,692,000, $403,000 in cash, loans payable of $299,000, and $451,000 in put option. The company has also issued a put option to the seller of E-Squared Enterprises Ltd which allows the seller to exercise the put option and repurchase the company from the buyer, if the Company’s shares trade below $5.81 ($34.87 pre-split) at any given point of time from the date of commencement to two years. The Company has agreed to pay top up consideration for the year 2022 and 2023 for the positive difference between 2x annual revenue or 10x EBITDA for the financial year minus the hurdle amount which is the revenue or EBITDA for the previous year. The value of top up consideration is zero as of the acquisition date. Company utilized an independent third-party to determine the fair value of the acquired intangible assets, fair value of earn outs, and the fair value of options. E-Square operates as a primary school, secondary school, and vocational college provider in South Africa.

Below is a summary of the preliminary allocation of the purchase consideration to the fair value of the assets and liabilities associated with E-Square at acquisition.

Amount
Purchase price
Value of shares	$2,692,000
Cash	403,000
Deferred payment	299,000
Call / Put option	451,000
Total purchase price	3,845,000
Less: acquired cash	(262,518)
Purchase price, net of acquired cash	3,582,482
Accounts receivable	(178,081)
Prepaid expenses and other current assets	(31,242)
Property and equipment	(272,348)
Intangible assets	(100,000)
Accounts payable, accrued expenses and other liabilities	722,275
Deferred tax liability	37,838
Goodwill	$3,760,924

The acquired intangible assets are as follows

Amount
Trade names, trademarks, domain names and licenses	$100,000
Total	$100,000

Genius Group Limited’s Acquisition of University of Antelope Valley

On July 7, 2022, Genius Group Limited acquired 100% of the voting equity interest of University of Antelope Valley for $14,487,000 of purchase consideration, made up of 1,000,000 of Genius Group Limited ordinary shares for $6,470,000, $7,000,000 of cash and $1,017,000 in top up consideration. The top up consideration requires that within seven days after Genius Group files its tax return for the years 2022, 2023 and 2024, the Company and the seller will review the total revenue for the respective years. If the amount of University of Antelope Valley total revenue in 2022, 2023 and 2024 is an increase over $9,000,000 or the subsequent year’s total revenue, then the Company shall pay to the seller additional cash consideration in an amount equal to: (a) The 2022, 2023 or 2024 total revenue less the higher of either $9,000,000 or the previous year’s total revenue, (b) multiplied by two, (collectively over the three year period). The consideration is payable in cash. The Company utilized an independent third-party to determine the fair value of the acquired intangible assets, fair value of earn outs, and the fair value of options. University of Antelope Valley delivers its certification and degree programs to the students who physically enroll at their location in Lancaster, California.

Below is a summary of the preliminary allocation of the purchase consideration to the fair value of the assets and liabilities associated with University of Antelope Valley at acquisition.

Amount
Purchase price
Value of shares	$6,470,000
Cash	7,000,000
Top-up share options	1,017,000
Total purchase price	14,487,000
Less: acquired cash	(1,620,734)
Purchase price, net of acquired cash	12,866,266
Accounts receivable	(3,082,589)
Prepaid expenses and other current assets	(492,404)
Property and equipment	(1,051,934)
Accounts payable, accrued expenses and other liabilities	1,935,533
Goodwill	$10,174,872

Genius Group Limited’s Acquisition of Revealed Films

On October 4, 2022, Genius Group Limited acquired 100% of the voting equity interest of Revealed Films for $11,256,080 of purchase consideration, made up of 1,353,966 of Genius Group Limited ordinary shares for $2.96 million, $1 million in cash, $2 million of loans payable discounted as $1.9 million, $6.7 million in top up consideration payable upon achieving the pre-agreed milestones and ($1.3) million for the Claw Back clause giving rights to the buyer to return the company to the seller. The loans payable of $2 million was paid to the sellers during Q1 2023. The Company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $7 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $7 million or previous year’s revenue if the target was met. The acquisition of Revealed Films occurred in the 4th quarter of the year and the valuation was finalized by an independent third-party in the year 2023. Revealed Films is a film production company based in Utah. For the year 2022, the reporting was basis the preliminary allocation of the purchase consideration by the management.

Below is a summary of the purchase consideration to the fair value of the assets and liabilities associated with Revealed Films at acquisition.

	As of December 31, 2022	Change	As of December 31, 2023
Purchase price
Value of shares	$7,000,000	(4,043,920)	2,956,080
Cash	1,000,000	-	1,000,000
Deferred payment	2,000,000	(100,000)	1,900,000
Top-up share options	10,380,397	(3,680,397)	6,700,000
Claw back clause	-	(1,300,000)	(1,300,000)
Total purchase price	20,380,397	(9,124,317)	11,256,080
Less: acquired cash	(145,532)	(468)	(146,000)
Purchase price, net of acquired cash	20,234,865	(9,124,785)	11,110,080
Accounts receivable	(152,920)	(80)	(153,000)
Prepaid expenses and other current assets	(745,521)	521	(745,000)
Goodwill	(1,008,694)	1,008,694	-
Intangible assets	(8,884,000)	(876,000)	(9,760,000)
Accounts payable, accrued expenses and other liabilities	1,660,727	(958,727)	702,000
Deferred tax liability	2,202,088	(2,202,088)	-

Goodwill	$13,306,545	(12,152,465)	1,154,080

The acquired intangible assets are as follows

	As of December 31, 2022	Change	As of December 31, 2023
Trademarks	$-	700,000	$700,000
Film Library	-	4,600,000	4,600,000
Customer List	-	4,200,000	4,200,000
Customer Relationship	8,884,000	(8,624,000)	260,000

Total	$8,884,000	(876,000)	$9,760,000